STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Reconciliation (Details) - USD ($)		3 Months Ended	12 Months Ended
		Feb. 28, 2026	Nov. 30, 2025
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Common stock subject to possible redemption, beginning balance		$ 300,000	$ 0
Gross proceeds		29,700,000
Accretion			170
Common stock subject to possible redemption, ending balance			$ 300,000
Series A cumulative preferred stock, redeemable
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Gross proceeds		29,700,000
Allocation to warrant liability		(4,174,276)
Accretion		8,480
Common stock subject to possible redemption, ending balance	[1]	$ 25,534,204

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.